Material Accounting Policies - Schedule of Fair Value Hierarchy of Assets and Liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Material Accounting Policies - Schedule of Fair Value Hierarchy of Assets and Liabilities (Details) [Line Items]
Financial assets at fair value through profit or loss	R$ 11,712,650		R$ 9,273,217
Financial assets at fair value through other comprehensive income	(930,170)		(1,194,362)		R$ (409,373)
Total assets at fair value	16,044,754		12,724,064
Financial liabilities at fair value through profit or loss	33,222
Total liabilities at fair value	377,673		317,315
-Government bonds [Member]
Material Accounting Policies - Schedule of Fair Value Hierarchy of Assets and Liabilities (Details) [Line Items]
Financial assets at fair value through profit or loss	11,369,995		8,684,734
Private securities [Member]
Material Accounting Policies - Schedule of Fair Value Hierarchy of Assets and Liabilities (Details) [Line Items]
Financial assets at fair value through profit or loss	174,349		405,612
Financial assets at fair value through other comprehensive income	1,385,470		1,063,568
Investment fund quotas [Member]
Material Accounting Policies - Schedule of Fair Value Hierarchy of Assets and Liabilities (Details) [Line Items]
Financial assets at fair value through profit or loss	168,306		182,871	[1]
Financial assets at fair value through other comprehensive income	1,923,285	[1]	1,316,089
Derivative financial instruments [Member]
Material Accounting Policies - Schedule of Fair Value Hierarchy of Assets and Liabilities (Details) [Line Items]
Financial assets at fair value through profit or loss	1,023,349		1,071,190
Financial liabilities at fair value through profit or loss	344,451		317,315
Obligations for financial instruments sold [Member]
Material Accounting Policies - Schedule of Fair Value Hierarchy of Assets and Liabilities (Details) [Line Items]
Financial liabilities at fair value through profit or loss	33,222
Level 1 [Member]
Material Accounting Policies - Schedule of Fair Value Hierarchy of Assets and Liabilities (Details) [Line Items]
Total assets at fair value	11,723,142		8,770,982
Total liabilities at fair value	62,598		21,943
Level 1 [Member] | -Government bonds [Member]
Material Accounting Policies - Schedule of Fair Value Hierarchy of Assets and Liabilities (Details) [Line Items]
Financial assets at fair value through profit or loss	11,369,995		8,684,734
Level 1 [Member] | Private securities [Member]
Material Accounting Policies - Schedule of Fair Value Hierarchy of Assets and Liabilities (Details) [Line Items]
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income
Level 1 [Member] | Investment fund quotas [Member]
Material Accounting Policies - Schedule of Fair Value Hierarchy of Assets and Liabilities (Details) [Line Items]
Financial assets at fair value through profit or loss	78,749		64,976	[1]
Financial assets at fair value through other comprehensive income	259,072	[1]
Level 1 [Member] | Derivative financial instruments [Member]
Material Accounting Policies - Schedule of Fair Value Hierarchy of Assets and Liabilities (Details) [Line Items]
Financial assets at fair value through profit or loss	15,326		21,272
Financial liabilities at fair value through profit or loss	29,376		21,943
Level 1 [Member] | Obligations for financial instruments sold [Member]
Material Accounting Policies - Schedule of Fair Value Hierarchy of Assets and Liabilities (Details) [Line Items]
Financial liabilities at fair value through profit or loss	33,222
Level 2 [Member]
Material Accounting Policies - Schedule of Fair Value Hierarchy of Assets and Liabilities (Details) [Line Items]
Total assets at fair value	4,092,860		3,725,522
Total liabilities at fair value	294,129		277,535
Level 2 [Member] | -Government bonds [Member]
Material Accounting Policies - Schedule of Fair Value Hierarchy of Assets and Liabilities (Details) [Line Items]
Financial assets at fair value through profit or loss
Level 2 [Member] | Private securities [Member]
Material Accounting Policies - Schedule of Fair Value Hierarchy of Assets and Liabilities (Details) [Line Items]
Financial assets at fair value through profit or loss	174,349		405,612
Financial assets at fair value through other comprehensive income	1,385,470		1,063,568
Level 2 [Member] | Investment fund quotas [Member]
Material Accounting Policies - Schedule of Fair Value Hierarchy of Assets and Liabilities (Details) [Line Items]
Financial assets at fair value through profit or loss				[1]
Financial assets at fair value through other comprehensive income	1,664,213	[1]	1,316,089
Level 2 [Member] | Derivative financial instruments [Member]
Material Accounting Policies - Schedule of Fair Value Hierarchy of Assets and Liabilities (Details) [Line Items]
Financial assets at fair value through profit or loss	868,828		940,253
Financial liabilities at fair value through profit or loss	294,129		277,535
Level 2 [Member] | Obligations for financial instruments sold [Member]
Material Accounting Policies - Schedule of Fair Value Hierarchy of Assets and Liabilities (Details) [Line Items]
Financial liabilities at fair value through profit or loss
Level 3 [Member]
Material Accounting Policies - Schedule of Fair Value Hierarchy of Assets and Liabilities (Details) [Line Items]
Total assets at fair value	228,752		227,560
Total liabilities at fair value	20,946		17,837
Level 3 [Member] | -Government bonds [Member]
Material Accounting Policies - Schedule of Fair Value Hierarchy of Assets and Liabilities (Details) [Line Items]
Financial assets at fair value through profit or loss
Level 3 [Member] | Private securities [Member]
Material Accounting Policies - Schedule of Fair Value Hierarchy of Assets and Liabilities (Details) [Line Items]
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income
Level 3 [Member] | Investment fund quotas [Member]
Material Accounting Policies - Schedule of Fair Value Hierarchy of Assets and Liabilities (Details) [Line Items]
Financial assets at fair value through profit or loss	89,557		117,895	[1]
Financial assets at fair value through other comprehensive income		[1]
Level 3 [Member] | Derivative financial instruments [Member]
Material Accounting Policies - Schedule of Fair Value Hierarchy of Assets and Liabilities (Details) [Line Items]
Financial assets at fair value through profit or loss	139,195		109,665
Financial liabilities at fair value through profit or loss	20,946		R$ 17,837
Level 3 [Member] | Obligations for financial instruments sold [Member]
Material Accounting Policies - Schedule of Fair Value Hierarchy of Assets and Liabilities (Details) [Line Items]
Financial liabilities at fair value through profit or loss

[1]	During the years ended December 31, 2025 and 2024, with the objective of supporting Management’s assessment with respect to assessing the fair value of these financial instruments classified as level 3, a Valuation Report was commissioned from a specialized company for the funds BR Partners Outlet Premium Fundo de Investimento em Participações – Multiestratégia – Responsabilidade Limitada (“FIP Outlet”) and BR Partners Fundo de Investimento Financeiro (“BR FIM”), which maintains in its portfolio mainly investments in equity investment funds. Management also carries out internal evaluations of investments. The funds under analysis were established as closed-end funds and not exclusive. For the years ended December 31, 2025 and 2024, no adjustment to the recoverable amount of these financial instruments was recorded in the financial statements.